Fair Value Measurement	6 Months Ended
Jun. 26, 2011
Fair Value Measurement
Fair Value Measurement

4. FAIR VALUE MEASUREMENT

The asset (liability) amounts recorded in the Consolidated Balance Sheets (carrying amounts) and the estimated fair values of financial instruments at June 26, 2011 and December 26, 2010 consisted of the following:

	June 26, 2011		December 26, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Note Reference
		(In thousands)
Cash and cash equivalents	$34,564	$34,564	$106,077	$106,077
Short-term restricted cash and cash equivalents(a)	61,483	61,483	60,953	60,953
Short-term investments in available-for-sale securities	824	824	1,554	1,554	7
Trade accounts and other receivables	364,995	364,995	321,300	321,300	5
Account receivable from JBS USA, LLC	13,708	13,708	465	465	5
Derivative trading accounts margin cash(b)	39,110	39,110	4,528	4,528
Commodity derivative assets(b):					8
Futures	1,204	1,204	32,962	32,962
Options	8,164	8,164	399	399
Long-term investments in available-for-sale securities	12,224	12,224	11,595	11,595	7
Long-term restricted cash and cash equivalents(c)	5,000	5,000	5,000	5,000
Accounts payable and Accrued expenses and other current liabilites(d)	(617,710)	(617,710)	(611,333)	(611,333)	10
Account payable to JBS USA, LLC	(13,073)	(13,073)	(7,212)	(7,212)	15
Commodity derivative liabilities(e):					8
Futures	(32,405)	(32,405)	(8,497)	(8,497)
Options	(17)	(17)	(7,890)	(7,890)
Long-term debt and other borrowing arrangements(f)	(1,463,887)	(1,531,212)	(1,339,304)	(1,355,135)	11
Note payable to JBS USA Holdings	(50,000)	(50,667)	—	—	11

(a)	Cash held by the Company's captive insurance subsidiaries is restricted as to use because it collateralizes certain insurance obligations.
(b)	Derivative trading accounts margin cash and commodity derivative assets are included in Prepaid expenses and other current assets on the Consolidated Balance Sheets.
(c)	Long-term restricted cash and cash equivalents are included in Other long-lived assets on the Consolidated Balance Sheets.
(d)	Accounts payable and Accrued expenses and other current liabilities presented above excludes commodity derivative liabilities.
(e)	Commodity derivative liabilities are included in Accrued expenses on the Consolidated Balance Sheets.
(f)	The fair values of the Company's long-term debt and other borrowing arrangements were estimated by calculating the net present value of future payments for each debt obligation or borrowing discounted using the US Treasury interest rate applicable for an instrument with a life similar to the remaining life of each debt obligation or borrowing plus the same interest rate spread applied to each debt obligation or borrowing at inception.

The carrying amounts of our cash and cash equivalents, derivative trading accounts margin cash, restricted cash and cash equivalents, accounts receivable, accounts payable and certain other liabilities approximate their fair values due to their relatively short maturities. The Company adjusts its investments, commodity derivative assets and commodity derivative liabilities to fair value based on quoted market prices in active markets for identical instruments, quoted market prices in active markets for similar instruments with inputs that are observable for the subject instrument or unobservable inputs such as discounted cash flow models or valuations.

Effective September 28, 2008, the Company adopted guidance under ASC Topic 820, Fair Value Measurements and Disclosures, which establishes a framework for measuring fair value and required enhanced disclosures about fair value measurements. The subject guidance under ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The subject guidance under ASC Topic 820 also requires disclosure about how fair value was determined for assets and liabilities and established a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of June 26, 2011, the Company held certain items that are required to be measured at fair value on a recurring basis. These included cash and cash equivalents, derivative assets and liabilities, short-term investments in available-for-sale securities and long-term investments in available-for-sale securities. Cash equivalents consist of short-term, highly liquid, income-producing investments such as money market funds and other funds that have maturities of 90 days or less. Derivative assets and liabilities consist of long and short positions on both exchange-traded commodity futures and commodity options as well as margin cash on account with the Company's derivatives brokers. Short-term investments in available-for-sale securities consist of short-term, highly liquid, income-producing investments such as municipal debt securities that have maturities of greater than 90 days but less than one year. Long-term investments in available-for-sale securities consist of income-producing investments such as municipal debt securities, corporate debt securities, equity securities and fund-of-funds units that have maturities of greater than one year.

The following items were measured at fair value on a recurring basis at June 26, 2011:

	Level 1	Level 2	Level 3	Total
		(In thousands)
Cash and cash equivalents	$34,564	$—	$—	$34,564
Short-term restricted cash and cash equivalents	61,483	—	—	61,483
Short-term investments in available-for-sale securities	—	824	—	824
Derivative trading accounts margin cash	39,110	—	—	39,110
Commodity derivative assets:
Futures	1,204	—	—	1,204
Options	—	8,164	—	8,164
Long-term investments in available-for-sale securities	7,062	3,921	1,241	12,224
Long-term restricted cash and cash equivalents	5,000	—	—	5,000
Commodity derivative liabilities:
Futures	(32,405)	—	—	(32,405)
Options	—	(17)	—	(17)

Financial assets and liabilities classified in Level 1 at June 26, 2011 include cash and cash equivalents, restricted cash and cash equivalents, equity securities and commodity futures derivative instruments traded in active markets. The valuation of these instruments is determined using a market approach, taking into account current interest rates, creditworthiness, and liquidity risks in relation to current market conditions, and is based upon unadjusted quoted prices for identical assets in active markets. The valuation of financial assets and liabilities in Level 2 is determined using a market approach based upon quoted prices for similar assets and liabilities in active markets or other inputs that are observable for substantially the full term of the financial instrument. Level 2 securities primarily include fixed income securities and commodity option derivative instruments. The valuation of financial assets in Level 3 is determined using an income approach based on unobservable inputs such as discounted cash flow models or valuations. The Company's sole Level 3 financial asset at June 26, 2011 was a fund of funds investment.

The following table presents activity for the twenty-six weeks ended June 26, 2011 and June 27, 2010, respectively, related to the Company's investment in a fund of funds asset that is measured at fair value on a recurring basis using Level 3 inputs:

	Twenty-Six Weeks Ended
	June 26, 2011	June 27, 2010
	(In thousands)
Balance at beginning of period	$1,190	$1,116
Included in other comprehensive income	51	23

Balance at end of period	$1,241	$1,139